Preferred Stock	12 Months Ended
Dec. 31, 2020
Preferred Stock [Abstract]
Preferred Stock

NOTE 16 – PREFERRED STOCK

Series B Preferred Stock:

Commencing in April 2014, the Company conducted a private placement of up to 480,000 shares of its 6.25% Non-Cumulative Convertible Perpetual Preferred Stock, Series B (“Series B Preferred Stock”) for an offering price of $25.00 per share (the “2014 Private Placement”).  Pursuant to the Private Placement, the Company sold an aggregate of 480,000 shares of Series B Preferred Stock on May 12, 2014 and July 15, 2014, for an aggregate offering price of $12,000.  After payment of approximately $482 in placement fees and approximately $149 of other offering expenses, the Company’s net proceeds from its sale of the 480,000 shares of Series B Preferred Stock in the Private Placement were approximately $11,369.

For each share of Series B Preferred Stock sold in the Private Placement, the Company also issued, at no additional charge, a Warrant to purchase common stock of the Company.  See Note 17-Common Stock Warrants for additional information.

Conversion of Series B Preferred Stock to Common Stock:

On September 29, 2017, the Company announced the conversion of its Series B Preferred Stock into shares of Common Stock of the Company.  The conversion was effective October 6, 2017, and resulted in the conversion of all 480,000 of the Company’s issued and outstanding shares of Series B Preferred Stock into approximately 6,857,143 shares of Common Stock (prior to the 1-for-5.5 reverse stock split effective August 20, 2018), or approximately 1,246,753 shares of Common Stock on a post-reverse-split basis.

The conversion of the Series B Preferred Stock resulted in the elimination of the non-cumulative preferred dividend payments on the Series B Preferred Stock in the aggregate amount of approximately $188 quarterly ($750 annually) beginning with the 4th quarter of 2017.

Series C Preferred Stock:

On October 25, 2019, the Company entered into a Securities Purchase Agreement with certain accredited investors in a private placement for an aggregate offering price of approximately $25 million, pursuant to which on October 31, 2019, the Holding Company sold (i) 849,615 shares of the Company’s common stock, at a purchase price of $12.00 per share and (ii) 12,337 shares of a new series of the Company’s non-voting convertible perpetual preferred stock, series C, par value $0.01 per share (the “Series C Preferred Stock”), at a purchase price of $1,200.00 per share.

Each share of Series C Preferred Stock was convertible either (i) automatically into 100 shares of the Company’s non-voting common stock, par value $0.01 per share (which is also convertible into Common Stock) (the “Non-Voting Common Stock”), effective as of the close of business on the date that the Company obtained stockholder approval for, and filed, a Certificate of Amendment to the Company’s Certificate of Incorporation to authorize such class of Non-Voting Common Stock; or (ii) unless previously converted into shares of Non-Voting Common Stock, into 100 shares of the Company’s common stock upon transfer of such shares of Series C Preferred Stock to a non-affiliate of the holder in specified permitted transactions.

On March 30, 2020, the Company entered into an Exchange Agreement providing for the exchange of 27,000 of the shares of common stock purchased in the private placement for 270 additional shares of Series C Preferred Stock (at the Series C Preferred Stock’s current conversion ratio of 100 shares of common stock for each share of Series C Preferred Stock).  The exchange of common stock for Series C Preferred Stock was effected in order to accommodate and facilitate the Company’s stock repurchase program announced on March 13, 2020.  The exchange resulted in an increase in the number of outstanding shares of Series C Preferred Stock from 12,337 to 12,607.

Conversion of Series C Preferred Stock to Non-Voting Common Stock:

On May 27, 2020, an amendment to the Company’s Certificate of Incorporation, as amended (the “Certificate of Incorporation”), to authorize a separate class of Non-Voting Common Stock was approved by the stockholders of the Company at the Company’s 2020 annual meeting of stockholders.  On May 28, 2020, the Company filed with the Delaware Secretary of State a Certificate of Amendment to the Company’s Certificate of Incorporation to authorize 1,260,700 shares of Non-Voting Common Stock. Effective as of the close of business on May 28, 2020, all 1,260,700 authorized shares of Non-Voting Common Stock were issued upon conversion of the 12,607 outstanding shares of the Company’s Series C Preferred Stock. Pursuant to the terms of the Series C Preferred Stock, each outstanding share of Series C Preferred Stock converted automatically into 100 shares of Non-Voting Common Stock at such time.